Annual Fund Operating Expenses - Voya Global Perspectives Fund	Feb. 28, 2021
Class A
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.36%	[2]
Waivers and Reimbursements	(0.13%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.23%
Class C
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	1.00%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	2.11%	[2]
Waivers and Reimbursements	(0.13%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.98%
Class I
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.09%	[2]
Waivers and Reimbursements	(0.11%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.98%
Class R
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.61%	[2]
Waivers and Reimbursements	(0.13%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.48%
Class T
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	0.25%
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.36%	[2]
Waivers and Reimbursements	(0.13%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	1.23%
Class W
Operating Expenses:
Management Fees	0.22%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	none
Other Expenses	0.26%
Acquired Fund Fees and Expenses	0.63%
Total Annual Fund Operating Expenses	1.11%	[2]
Waivers and Reimbursements	(0.13%)	[3]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	0.98%

[1]	The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.20% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser.
[2]	Total Annual Fund Operating Expenses may be higher than the Fund’s ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.23%, 1.98%, 0.98%, 1.48%, 1.23% and 0.98% for Class A, Class C, Class I, Class R, Class T, and Class W shares, respectively, through March 1, 2022. The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.